Lease Liabilities (Summary Of Activity Related To Lease Liabilities) (Details) - CAD ($) $ in Millions	6 Months Ended
	Feb. 29, 2020	Feb. 29, 2020	Sep. 01, 2019	Aug. 31, 2019
Lease Liabilities [Abstract]
Balance as at September 1, 2019	$ 1,324
Net additions	38
Interest on lease liabilities	22
Interest payments on lease liabilities	(22)
Principal payments of lease liabilities	(57)
Other	0
Balance as at February 29, 2020	1,305
Current		$ 114	$ 113	$ 0
Long-term		1,191	1,211	0
Balance	$ 1,305	$ 1,305	$ 1,324	$ 1,324